UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5782

Mercantile Funds, Inc.

(Exact name of registrant as specified in charter)

Two Hopkins Plaza

Baltimore, MD 21201

(Address of principal executive offices) (Zip code)

Bonnie C. Railey

Two Hopkins Plaza

Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 237-5223

Date of fiscal year end: January 31,

Date of reporting period: July 31, 2004

Item 1.	Reports to Stockholders.

Mercantile Dow Jones Portfolio Funds

SEMI-ANNUAL REPORT

July 31, 2004

Based entirely on

Available only from Mercantile Mutual Funds.

www.mercdowjonesfunds.com

“Dow Jones,” “Dow Jones U.S. Portfolio Indexes,” “Dow Jones U.S. Style Indexes,” “Dow Jones 100 U.S. Portfolio Index,” “Dow Jones 80 U.S. Portfolio Index,” “Dow Jones 60 U.S. Portfolio Index,” “Dow Jones 40 U.S. Portfolio Index,” and “Dow Jones 20 U.S. Portfolio Index” are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Mercantile Capital Advisors, Inc. The Mercantile Dow Jones Portfolio Funds based on the Dow Jones U.S. Portfolio Indexes are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product(s).

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus for the Funds which contain information concerning the Funds’ investment policies, expenses, ongoing fees, as well as other pertinent information. The prospectus should be read carefully before investing.

Shares of the Mercantile Funds, Inc. are not bank deposits or obligations of, or guaranteed, endorsed, or otherwise supported by Mercantile-Safe Deposit and Trust Company, its parent company or its affiliates, and such shares are not federally insured by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other governmental agency. Investment in the Funds involves risk, including the possible loss of principal.

Yields will fluctuate as market conditions change. Past performance is not a guarantee of future results.

Mercantile Investment Services, Inc. serves as the Funds’ distributor.

MERCANTILE DOW JONES PORTFOLIO FUNDS

Dow Jones 20 U.S. Portfolio Fund

Statement of Net Assets

July 31, 2004

(Unaudited)

	Percent of Net Assets	Shares	Value
MUTUAL FUNDS
Mercantile Total Return Bond Fund	73.9%	18,584	$182,493
Mercantile Dow Jones 100 U.S. Portfolio Fund	19.5%	4,984	48,196
Mercantile Prime Money Market Fund	11.9%	29,333	29,332

TOTAL MUTUAL FUNDS			260,021

(Cost $264,564)
TOTAL INVESTMENT IN SECURITIES	105.3%		$260,021
(Cost $264,564*)
OTHER LIABILITIES IN EXCESS OF ASSETS	(5.3)%		(13,181)

NET ASSETS	100.0%		$246,840

NET ASSET VALUE PER SHARE
Institutional Shares
($244,294 ÷ 24,989 shares outstanding)			$9.78

Service Shares
($2,545 ÷ 260 shares outstanding)			$9.78	**

*	Aggregate cost for Federal income tax purposes is $265,299. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$194
Excess of Tax cost overvalue	$(5,472)

**	NAV calculated based on fractional shares and unrounded net assets.

See Accompanying Notes to Financial Statements

MERCANTILE DOW JONES PORTFOLIO FUNDS

Dow Jones 40 U.S. Portfolio Fund

Statement of Net Assets

July 31, 2004

(Unaudited)

	Percent of Net Assets	Shares	Value
MUTUAL FUNDS
Mercantile Total Return Bond Fund	56.5%	14,397	$141,384
Mercantile Dow Jones 100 U.S. Portfolio Fund	43.6%	11,277	109,046
Mercantile Prime Money Market Fund	5.4%	13,382	13,382

TOTAL MUTUAL FUNDS			263,812

(Cost $269,952)
TOTAL INVESTMENT IN SECURITIES	105.5%		$263,812
(Cost $269,952*)
OTHER LIABILITIES IN EXCESS OF ASSETS	(5.5)%		(13,710)

NET ASSETS	100.0%		$250,102

NET ASSET VALUE PER SHARE
Institutional Shares
($242,626 ÷ 24,938 shares outstanding)			$9.73

Service Shares
($7,477÷ 769 shares outstanding)			$9.72

*	Aggregate cost for Federal income tax purposes is $270,607. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$197
Excess of Tax cost overvalue	$(6,992)

See Accompanying Notes to Financial Statements

MERCANTILE DOW JONES PORTFOLIO FUNDS

Dow Jones 60 U.S. Portfolio Fund

Statement of Net Assets

July 31, 2004

(Unaudited)

	Percent of Net Assets	Shares	Value
MUTUAL FUNDS
Mercantile Dow Jones 100 U.S. Portfolio Fund	64.4%	16,513	$159,682
Mercantile Total Return Bond Fund	35.8%	9,020	88,574
Mercantile Prime Money Market Fund	5.4%	13,417	13,417

TOTAL MUTUAL FUNDS			261,673

(Cost $268,815)
TOTAL INVESTMENT IN SECURITIES	105.6%		$261,673
(Cost $268,815*)
OTHER LIABILITIES IN EXCESS OF ASSETS	(5.6)%		(13,889)

NET ASSETS	100.0%		$247,784

NET ASSET VALUE PER SHARE
Institutional Shares
($240,619 ÷ 24,758 shares outstanding)			$9.72

Service Shares
($7,165 ÷ 739 shares outstanding)			$9.70

*	Aggregate cost for Federal income tax purposes is $269,513. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$244
Excess of Tax cost over value	$(8,084)

See Accompanying Notes to Financial Statements

MERCANTILE DOW JONES PORTFOLIO FUNDS

Dow Jones 80 U.S. Portfolio Fund

Statement of Net Assets

July 31, 2004

(Unaudited)

	Percent of Net Assets	Shares	Value
MUTUAL FUNDS
Mercantile Dow Jones 100 U.S. Portfolio Fund	83.5%	21,835	$211,141
Mercantile Total Return Bond Fund	15.1%	3,892	38,215
Mercantile Prime Money Market Fund	5.4%	13,627	13,627

TOTAL MUTUAL FUNDS			262,983

(Cost $271,556)
TOTAL INVESTMENT IN SECURITIES	104.0%		$262,983
(Cost $271,556*)
OTHER LIABILITIES IN EXCESS OF ASSETS	(4.0)%		(10,125)

NET ASSETS	100.0%		$252,858

NET ASSET VALUE PER SHARE
Institutional Shares
($238,513 ÷ 24,758 shares outstanding)			$9.63

Service Shares
($14,345 ÷ 1,493 shares outstanding)			$9.61

*	Aggregate cost for Federal income tax purposes is $272,490. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$125
Excess of Tax cost over value	$(9,632)

See Accompanying Notes to Financial Statements

MERCANTILE DOW JONES PORTFOLIO FUNDS

Dow Jones 100 U.S. Portfolio Fund

Statement of Net Assets

July 31, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS — 92.0%
3Com Corp.*	551	$2,716
3MCo.	260	21,414
99 Cents Only Stores*	178	2,551
A. Schulman, Inc.	112	2,332
A G. Edwards, Inc.	119	3,868
AAR Corp.*	112	1,165
Abbott Laboratories	585	23,019
Abercrombie & Fitch Co.	162	5,975
Abgenix, Inc.*	273	2,669
Accelrys, Inc.*	89	676
Accenture Ltd.*	141	3,473
Accredo Health, Inc.*	175	5,670
Ace Ltd.	104	4,221
Actel Corp.*	92	1,382
Actuant Corp.*	83	3,026
Actuate Corp.*	231	832
Acuity Brands, Inc.	158	3,768
Acxiom Corp.	321	7,063
Adaptec, Inc.*	405	3,033
Adobe Systems, Inc.	86	3,627
Adolph Coors Co.	39	2,682
Adtran, Inc.	150	4,007
Advance Auto Parts, Inc.*	124	4,603
Advanced Fibre Communications*	145	2,430
Advanced Micro Devices, Inc.*	582	7,269
Advent Software, Inc.*	108	1,713
Advo, Inc.	106	3,285
Aeroflex, Inc.*	278	3,083
Aeropostale, Inc.*	193	5,883
AES Corp.*	849	8,193
Aetna, Inc.	57	4,891
Affiliated Computer Services, Inc.*	200	10,380
Affiliated Managers Group, Inc.*	117	5,371
Affymetrix, Inc.*	98	2,647
AFLAC, Inc.	184	7,294
AGCO Corp.*	340	7,113
Agere Systems, Inc.*	1,517	1,714
Agile Software Corp.*	168	1,250
Agilent Technologies, Inc.*	159	3,785
Agilysys, Inc.	113	1,684
AGL Resources, Inc.	220	6,501
Air Products & Chemical, Inc.	80	4,140
AirTran Holdings, Inc.*	313	3,490
AK Steel Holding Corp.*	383	2,539
Akamai Technologies, Inc.*	386	5,763
Alaska Air Group, Inc.*	99	2,062
Albany International Corp.	88	2,633
Albany Molecular Research, Inc.*	91	1,081
Albemarle Corp.	124	3,819
Alberto-Culver Co., Class B	112	5,221
Albertson’s, Inc.	125	3,049
Alcoa, Inc.	325	10,410
Alcon, Inc.	27	2,068
Alexander & Baldwin, Inc.	139	4,570
Alexandria Real Estate Equities, Inc.	70	4,206
Alexion Pharmaceuticals, Inc.*	77	1,226
Alkermes, Inc.*	313	3,377
Allegheny Energy, Inc.*,**	473	7,019
Allegheny Technologies, Inc.	250	5,013
Allergan, Inc.	49	3,706
Allete, Inc.	112	3,105
Alliance Data Systems Corp.*	73	2,899
Alliance Gaming Corp.*	167	2,376
Alliant Energy Corp.	159	4,120
Alliant Techsystems, Inc.*	141	8,878
Allied Waste Industries, Inc.*	356	3,289
Allmerica Financial Corp.*	197	5,873
Allstate Corp.	263	12,382
Alltel Corp.	117	6,084
Alpharma, Inc.	149	2,450
Altera Corp.*	620	12,908
Altria Group, Inc.	761	36,223
Amazon.com, Inc.*	106	4,125
AMB Property Corp.	118	4,147
Ambac Financial Group, Inc.	154	10,950
AMCORE Financial, Inc.	86	2,430
Amdocs Ltd.*	294	6,380
Amerada Hess Corp.	117	9,752
Ameren Corp.	262	11,709
American Eagle Outfitters, Inc.*	181	5,931
American Electric Power Co., Inc.	148	4,604
American Express Co.	411	20,652
American Financial Group, Inc.	142	4,216
American Greetings Corp.*	230	5,364
American International Group, Inc.	796	56,236
American Italian Pasta Co.	63	1,853
American Pharmaceutical Partners, Inc.*	72	2,138
American Standard Co., Inc.*	294	11,140
AmeriCredit Corp.*	226	4,317
AMERIGROUP Corp.*	89	4,268
Ameritrade Holding Corp.*	478	5,301
AmerUs Group Co.	146	5,621
Ametek, Inc.	243	7,494
Amgen, Inc.*	442	25,140
Amkor Technology, Inc.*	151	612
Amphenol Corp.*	130	4,085
AMR Corp.*	581	4,898
AmSouth Bancorp.	505	12,388
Amylin Pharmaceuticals, Inc.*	137	2,822
Analog Devices, Inc.	135	5,360
Anaren, Inc.*	80	959
Anchor Bancorp Wisconsin, Inc.	81	2,061
Andrew Corp.*	209	2,268

See Accompanying Notes to Financial Statements

Dow Jones 100 U.S. Portfolio Fund ■ Statement of Net Assets

	Shares	Value
Andrx Corp.*	120	$3,113
Anheuser-Busch Co., Inc.	295	15,311
Annaly Mortgage Management, Inc.	439	7,244
AnnTaylor Stores Corp.*	247	6,629
Aon Corp.	357	9,439
Apache Corp.	121	5,630
Apartment Investment and Management Co.	123	3,932
Apollo Group, Inc.*	49	4,094
Apple Computer, Inc.*	501	16,202
Applebee’s International, Inc.	300	7,992
Applera Corp.-Celera Genomics Group*	255	2,994
Applied Materials, Inc.*	609	10,335
Applied Micro Circuits Corp.*	513	1,847
Apria Healthcare Group, Inc.*	186	5,459
AptarGroup, Inc.	118	4,993
Aqua America, Inc.	344	6,691
Aquila, Inc.*	726	2,381
Arbitron, Inc.*	107	3,684
Arch Coal, Inc.	196	6,619
Archer-Daniels-Midland, Inc.	224	3,456
Archstone-Smith Trust	259	7,622
Arden Realty Group, Inc.	239	7,266
Ariba, Inc.*	205	1,781
Arkansas Best Corp.	84	2,937
Arris Group, Inc.*	199	875
Arrow Electronics, Inc.*	162	3,833
Artesyn Technologies, Inc.*	144	1,074
Arthrocare Corp.*	73	1,944
Arvinmeritor, Inc.	255	5,067
Ascential Software Corp.*	221	2,714
Ashland, Inc.	104	5,436
Ask Jeeves, Inc.*	204	5,932
Associated Banc-Corp.	147	4,426
Astec Industries, Inc.*	56	954
Astoria Financial Corp.	103	3,518
Asyst Technologies, Inc.*	149	863
AT&T Corp.	296	4,470
Atlantic Coast Airlines Holdings*	170	624
Atmel Corp.*	731	3,129
ATMI, Inc.*	109	2,219
Atmos Energy Corp.	192	4,833
Atwood Oceanics, Inc.	38	1,469
Automatic Data Processing, Inc.	213	8,942
AutoNation, Inc.*	291	4,691
AutoZone, Inc.*	111	8,569
Avalonbay Communities, Inc.	103	5,995
Avaya, Inc.*	718	10,519
Avery-Dennison Corp.	163	9,873
Avid Technology, Inc.*	108	5,048
Avista Corp.	169	2,949
Avnet, Inc.*	173	3,360
Avocent Corp.*	171	5,119
Avon Products, Inc.	172	7,398
AVX Corp.	75	935
Axcelis Technologies, Inc.*	368	3,434
Baker Hughes, Inc.	116	4,675
Ball Corp.	87	6,280
Bally Total Fitness Holding Corp.*	118	609
BancorpSouth, Inc.	272	5,745
Bank of America Corp.	758	64,437
Bank of New York Co., Inc.	290	8,331
Banknorth Group, Inc.	234	7,467
Barnes & Noble, Inc.*	198	6,807
Barr Pharmaceuticals, Inc.*	145	4,981
Baxter International, Inc.	228	6,856
BB&T Corp.	204	7,901
BEA Systems, Inc.*	634	4,115
Bear Stearns Co., Inc.	141	11,762
Bearingpoint, Inc.*	224	1,850
Beazer Homes USA, Inc.	50	4,670
Beckman Coulter, Inc.	103	5,683
Bed Bath & Beyond, Inc.*	103	3,645
Belden CDT, Inc.*	73	1,420
BellSouth Corp.	685	18,557
Bemis Co., Inc.	160	4,237
Benchmark Electronics, Inc.*	143	4,087
Best Buy Co., Inc.	96	4,623
Beverly Enterprises, Inc.*	399	3,144
Big Lots, Inc.*	435	5,324
Bio-Rad Laboratories, Inc.*	57	2,987
Biogen Idec, Inc.*	118	7,080
Biomet, Inc.	389	17,111
Biosite Diagnostics*	55	2,430
BISYS Group, Inc.*	197	2,689
BJ Services Co.*	264	13,110
BJ’s Wholesale Club, Inc.*	100	2,331
Black & Decker Corp.	112	7,830
Black Box Corp.	63	2,394
Black Hills Corp.	120	3,314
BMC Software, Inc.*	324	5,080
Bob Evans Farms	130	3,461
Boise Cascade Corp.	129	4,160
Borders Group, Inc.	288	6,586
Borg-Warner, Inc.	200	9,437
Boston Properties, Inc.	148	7,829
Boston Scientific Corp.*	212	8,111
Bowater, Inc.	91	3,394
Bowne & Co., Inc.	119	1,772
Brandywine Realty Trust	149	4,068
BRE Properties, Inc.	176	6,098
Briggs & Stratton Corp.	81	6,764
Brinker International, Inc.*	162	5,801
Bristol-Myers Squibb Co.	725	16,603
Broadcom Corp.*	422	14,922
Brocade Communications Systems, Inc.*	430	2,073
Brooks Automation, Inc.*	152	2,190
Brown & Brown, Inc.	203	8,632
Brunswick Corp.	125	4,879
Bunge Ltd.	144	5,779
Burlington Northern Santa Fe Corp.	139	4,932
C&D Technologies, Inc.	90	1,413
C-COR, Inc.*	159	1,291
C.H. Robinson Worldwide, Inc.	133	5,816
C.R. Bard, Inc.	170	9,384
Cablevision Systems Corp.*	312	5,451
Cabot Corp.	93	3,541
Cabot Microelectronics Corp.*	86	3,052
CACI International, Inc.*	102	4,193

See Accompanying Notes to Financial Statements

Dow Jones 100 U.S. Portfolio Fund ■ Statement of Net Assets

	Shares	Value
Caesars Entertainment Co., Inc.*	379	$5,583
Callaway Golf Co.	243	2,673
Camden Property Trust	132	5,940
Campbell Soup Co.	100	2,559
Capital Automotive REIT	118	3,421
CapitalSource, Inc.*	110	2,378
Caraustar Industries, Inc.*	105	1,465
Cardinal Health, Inc.	157	6,987
Career Education Corp.*	158	5,342
Caremark Rx, Inc.*	164	5,002
Carlisle Co., Inc.	112	7,111
Carmax, Inc.*	173	3,598
Carolina Group	201	4,776
Carpenter Technology Corp.	75	3,225
CarrAmerica Realty Corp.	196	5,976
Casella Waste Systems, Inc.*	59	720
Casey’s General Stores, Inc.	174	2,815
Caterpillar, Inc.	123	9,039
Cathay General Bancorp.	90	6,031
Cato Corp.	75	1,565
CBL & Associates Properties, Inc.	110	6,061
CBRL Group, Inc.	181	6,013
CDW Corp.	100	6,430
CEC Entertainment, Inc.*	136	4,944
Celgene Corp.*	136	7,253
Cell Therapeutics, Inc.*	109	594
Cendant Corp.	385	8,809
CenterPoint Energy Inc.	389	4,516
Centerpoint Properties Trust	168	6,448
Centex Corp.	178	7,551
CenturyTel, Inc.	195	6,043
Cephalon, Inc.*	93	4,698
Cerner Corp.*	99	4,455
Certegy, Inc.	108	4,094
Champion Enterprises, Inc.*	219	2,131
Charles River Laboratories Holdings*	167	7,527
Charming Shoppes, Inc.*	421	3,090
Charter One Financial, Inc.	320	14,211
Checkfree Corp.*	107	3,214
Checkpoint Systems, Inc.*	122	2,100
Cheesecake Factory, Inc.*	175	7,310
Chelsea Property Group, Inc.	158	10,289
Chemed Corp.	30	1,404
Chesapeake Corp.	66	1,532
Chesapeake Energy Corp.	341	5,234
ChevronTexaco Corp.	400	38,259
Chicago Mercantile Exchange Holdings, Inc.	46	5,773
Chico’s FAS, Inc.*	146	6,113
Children’s Place Retail Stores, Inc.*	51	1,046
Chiquita Brands International, Inc.*	150	2,931
Chiron Corp.*	183	8,387
Chittenden Corp.	136	4,620
ChoicePoint, Inc.*	146	6,132
Christopher & Banks Corp.	133	2,177
Chubb Corp.	70	4,815
Church & Dwight Co., Inc.	147	6,494
Ciber, Inc.*	207	1,553
Ciena Corp.*	783	2,208
CIGNA Corp.	203	12,588
Cimarex Energy Co.*	147	4,782
Cincinnati Bell, Inc.*	909	3,672
Cincinnati Financial Corp.	211	8,415
Cinergy Corp.	239	9,142
Cintas Corp.	229	9,609
Circuit City Stores, Inc.	288	4,061
Cisco Systems, Inc.*	2,390	49,854
CIT Group, Inc.	307	10,671
Citigroup, Inc.	1,936	85,358
Citizens Banking Corp.	138	4,333
Citizens Communications Co.*	409	5,890
Citrix Systems, Inc.*	274	4,828
City National Corp.	60	3,870
CLARCOR, Inc.	89	3,916
Clear Channel Communications, Inc.	203	7,247
Cleco Corp.	176	3,036
Cleveland-Cliffs, Inc.*	38	2,491
CMS Energy Corp.*	600	5,418
CNA Financial Corp.*	44	1,161
CNET Networks, Inc.*	461	4,209
CNF, Inc.	75	3,095
Coach, Inc.*	310	13,265
Coca-Cola Co.	778	34,122
Coca-Cola Enterprises, Inc.	90	1,836
Coeur D’Alene Mines Corp.***	804	2,782
Cognex Corp.	133	4,001
Cognizant Technology Solutions Corp.*	214	5,895
Coherent, Inc.*	110	2,895
Cohu, Inc.	74	1,401
Colgate-Palmolive Co.	180	9,576
Colonial Bancgroup, Inc.	477	9,201
Colonial Properties Trust	83	3,154
Comcast Corp., Class A*	454	12,440
Comcast Corp., Special Class A*	331	8,871
Comerica, Inc.	64	3,742
Commerce Bancorp, Inc.	127	6,393
Commerce Bancshares, Inc.	91	4,242
Commercial Federal Corp.	157	4,134
Commscope, Inc.*	184	3,790
Community First Bankshares, Inc.	140	4,508
Community Health Systems, Inc.*	125	3,076
Compass Bancshares, Inc.	175	7,716
Computer Network Technology*	96	487
Computer Sciences Corp.*	270	12,758
Compuware Corp.*	494	2,440
Comverse Technology, Inc.*	321	5,476
ConAgra Foods, Inc.	201	5,226
Concurrent Computer Corp.*	219	359
Conexant Systems, Inc.*	1,714	2,725
ConocoPhillips	233	18,353
Conseco, Inc.*	199	3,578
Consolidated Edison, Inc.	324	13,274
Constellation Brands, Inc.*	155	5,871
Constellation Energy Group, Inc.	241	9,291
Continental Airlines, Inc., Class B*,**	246	2,212
Cooper Cameron Corp.*	90	4,598
Cooper Co., Inc.	120	7,134
Cooper Industries Ltd.	134	7,621
Cooper Tire and Rubber Co.	275	6,449

See Accompanying Notes to Financial Statements

Dow Jones 100 U.S. Portfolio Fund ■ Statement of Net Assets

	Shares	Value
Copart, Inc.*	232	$5,162
Core Laboratories, NV*	105	2,310
Corinthian Colleges, Inc.*	148	2,771
Corn Products International, Inc.	134	5,778
Corporate Executive Board Co.	136	7,711
Corrections Corp. of America*	121	4,562
Cost Plus, Inc.*	76	2,543
Countrywide Financial Corp.	106	7,643
Cousins Properties, Inc.	144	4,627
Coventry Health Care, Inc.*	125	6,389
Cox Communications, Inc.*	69	1,903
Cox Radio, Inc.*	134	2,322
Crane Co.	221	6,148
Credence Systems Corp.*	224	2,007
Cree, Inc.*,**	261	5,841
Crescent Real Estate Equities Co.	140	2,199
Crompton Corp.	414	2,472
Crown Castle International Corp.*	312	4,405
Crown Holdings, Inc.*	614	6,226
CRT Properties, Inc.	80	1,728
CSG Systems International, Inc.*	195	3,198
CSX Corp.	308	9,640
CTS Corp.	133	1,526
Cubist Pharmaceuticals, Inc.*	140	1,453
Cullen/Frost Bankers, Inc.	189	8,131
Cummins, Inc.	53	3,680
Cumulus Media, Inc.*	193	2,833
CuraGen Corp.*	142	755
Curtiss-Wright Corp., Class B	22	1,131
CV Therapeutics, Inc.*	102	1,366
CVS Corp.	148	6,197
Cyberonics, Inc.*	64	1,791
Cymer, Inc.*	127	3,637
CYTYC Corp.*	183	4,423
D R Horton, Inc.	295	8,151
Dade Behring Holdings, Inc.*	152	7,553
Dana Corp.	214	4,128
Danaher Corp.	78	3,951
Darden Restaurants, Inc.	253	5,396
DaVita, Inc.*	164	4,981
Del Monte Foods Co.*	283	2,983
Dell, Inc.*	775	27,488
Delphi Corp.	714	6,790
Delta Air Lines, Inc.*,**	422	2,190
Deluxe Corp.	76	3,348
Dentsply International, Inc.	117	5,690
Developers Diversified Realty Corp.	118	4,234
Devon Energy Corp.	86	5,976
DeVry, Inc.*	222	5,162
Diagnostic Products Corp.	79	3,172
Diebold, Inc.	119	5,486
Digital River, Inc.*	103	2,894
Dillards, Inc.	256	5,834
Dionex Corp.*	74	3,492
Directv Group, Inc.*	242	3,923
Dollar General Corp.	509	9,823
Dollar Tree Stores, Inc.*	192	5,167
Dominion Resources, Inc.	122	7,742
Donaldson Co., Inc.	277	7,377
Doral Financial Corp.	155	6,084
Dow Chemical Co.	344	13,722
Dow Jones & Company, Inc.	67	2,839
Downey Financial Corp.	73	3,924
DPL, Inc.	144	2,873
Dress Barn, Inc.*	80	1,340
Dreyer’s Grand Ice Cream Holdings, Inc.	37	2,940
DSP Group, Inc.*	100	1,971
DST Systems*	130	5,923
DTE Energy Co.	242	9,721
DUANE READE, Inc.*	89	1,466
Duke Energy Corp.	339	7,289
Duke Realty Corp.	184	5,660
Dun & Bradstreet Corp.*	121	6,793
Duquesne Light Holdings, Inc.	114	2,163
Dycom Industries, Inc.*	180	4,849
Dynegy, Inc.*	1,043	4,381
E Trade Group, Inc.*	611	6,764
E.I. Du Pont De Nemours & Co.	373	15,991
E.piphany, Inc.*	261	1,044
Eagle Materials, Inc.	38	2,507
Eagle Materials, Inc., Class B	36	2,340
Earthlink, Inc.*	553	5,458
East West Bancorp, Inc.	170	5,732
Eastman Chemical Co.	111	4,959
Eastman Kodak Co.	113	2,993
Eaton Corp.	249	16,095
Eaton Vance Corp.	221	8,385
eBay, Inc.*	156	12,219
Echelon Corp.*	113	842
Echostar Communications Corp.*	403	11,171
Ecolab, Inc.	309	9,425
Edison International.	418	11,202
Education Management Corp.*	217	6,024
Edwards Lifesciences Corp.*	216	7,597
eFUNDS Corp.*	177	2,896
EGL, Inc.*	135	3,430
El Paso Corp.	921	7,267
El Paso Electric Co.*	179	2,694
Electronic Arts, Inc.*	108	5,414
Electronic Data Systems Corp.	189	3,493
Eli Lilly and Co.	347	22,110
EMCOR Group, Inc.*	53	2,293
Emmis Communications Corp.*	175	3,451
Emulex Corp.*	138	1,489
Energizer Holdings, Inc.*	133	5,067
Energy East Corp.	210	5,116
Engelhard Corp.	181	5,321
Engineered Support Systems, Inc.	94	5,271
Ensco International, Inc.	250	7,528
Entercom Communications Corp.*	66	2,538
Entergy Corp.	89	5,118
Entrust Technologies, Inc.*	189	527
Enzo Biochem, Inc.*	100	1,364
Enzon Pharmaceuticals, Inc.*	153	1,899
EOG Resources, Inc.	192	12,202
Equitable Resources, Inc.	224	11,487
Equity Inns, Inc.	158	1,433
Equity Office Properties Trust	150	3,893

See Accompanying Notes to Financial Statements

Dow Jones 100 U.S. Portfolio Fund ■ Statement of Net Assets

	Shares	Value
Equity Residential	396	$11,701
eResearch Technology, Inc.*	168	4,185
Erie Indemnity Co.	45	2,039
ESS Technologies Inc.*	115	788
Essex Property Trust, Inc.	73	4,811
Estee Lauder, Inc.	185	8,122
Esterline Technologies Corp.*	78	2,448
Ethan Allen Interiors, Inc.	136	5,052
Everest Reinsurance Group Ltd.	80	5,878
Evergreen Resources, Inc.*	157	6,424
EW Scripps Co.	66	6,760
Exelon Corp.	246	8,585
Expeditors International of Washington, Inc.	175	8,122
Express Scripts, Inc.*	101	6,626
Extreme Networks, Inc.*	412	2,233
Exxon Mobil Corp.	2,433	112,647
F5 Networks, Inc.*	104	2,724
Factset Research Systems, Inc.	38	1,640
Fair Issac Corp.	115	3,286
Family Dollar Stores	266	7,411
Fannie Mae	328	23,274
Fastenal Co.	110	6,862
Federal Realty Investment Trust	173	7,301
Federated Department Stores, Inc.	260	12,459
Federated Investors, Inc.	160	4,498
Fedex Corp.	100	8,188
Felcor Lodging Trust, Inc.*	173	1,972
Ferro Corp.	154	3,066
Fidelity National Financial, Inc.	217	7,866
Fifth Third Bancorp	172	8,490
FileNet Corp.*	137	2,603
Finisar Corp.*,* *	605	917
First American Corp.	312	8,380
First Data Corp.	321	14,320
First Health Group Corp.*	158	2,215
First Horizon National Corp.	181	7,847
First Industrial Realty Trust, Inc.	147	5,386
First Midwest Bancorp, Inc.	173	5,842
First Niagara Financial Group, Inc.	292	3,559
Firstbank Corp.	135	5,731
FirstEnergy Corp.	123	4,809
Firstfed Financial Corp.*	59	2,673
Firstmerit Corp.	268	6,952
Fiserv, Inc.*	324	11,100
Fisher Scientific International, Inc.*	105	6,111
Fleetwood Enterprises, Inc.*	144	1,935
Flextronics International Ltd.*	198	2,489
Flir Systems, Inc.*	120	7,635
Florida Power & Light, Co.	66	4,444
Florida Rock Industries, Inc.	136	5,838
Flowserve Corp.*	206	4,934
Fluor Corp.	118	5,375
FMC Corp.*	124	5,450
FMC Technologies, Inc.*	226	6,780
FNB Corp.	173	3,482
Foot Locker, Inc.	206	4,635
Ford Motor Co.	658	9,686
Forest Laboratories, Inc.*	133	6,689
Forest Oil Corp.*	201	5,686
Fortune Brands, Inc.	52	3,753
Fossil, Inc.*	135	3,266
Fox Entertainment Group, Inc.*	61	1,649
Freddie Mac.	260	16,720
Fred’s, Inc.	114	2,058
Freeport-McMoran Copper & Gold, Inc., Class B	272	9,479
Fremont General Corp.	245	4,601
Friedman, Billings, Ramsey Group, Inc.	202	3,323
FTI Consulting, Inc.*	147	2,537
Fuelcell Energy, Inc.*	151	1,501
Fulton Financial Corp.	492	10,091
Furniture Brands International, Inc.	192	4,412
G & K Services, Inc.	68	2,619
Gables Residential Trust	108	3,569
Garmin Ltd.	97	3,638
Gateway, Inc.*	948	4,266
Gatx Corp.	145	3,695
Gemstar-TV Guide International, Inc.*	356	1,652
Gen-Probe, Inc.*	177	6,623
Gene Logic, Inc.*	116	451
Genentech, Inc.*	158	7,692
General Cable Corp.*	142	1,352
General Electric Co.	3,877	128,909
General Growth Properties, Inc.	309	9,295
General Mills, Inc.	110	4,939
General Motors Corp.	172	7,420
Genesco, Inc.*	81	1,738
Gentex Corp.	128	4,582
Genuine Parts Co.	251	9,471
Genzyme Corp.*	78	4,000
Georgia Gulf Corp.	121	4,302
Georgia Pacific Corp.	323	10,852
Getty Images, Inc.*	73	3,987
Gilead Sciences, Inc.*	70	4,525
Glenborough Realty Trust, Inc.	117	2,139
Global Industries Ltd.*	261	1,318
Global Payment, Inc.	140	6,391
GlobalSantaFe Corp.	273	7,480
Golden West Financial Corp.	47	5,025
Goldman Sachs Group, Inc.	143	12,611
Goodrich Corp.	169	5,464
Goodyear Tire & Rubber Co.*,**	653	7,150
Graco, Inc.	251	7,886
Graftech International Ltd.*	333	3,673
Grant Prideco, Inc.*	185	3,495
Granite Construction, Inc.	120	2,135
Great Lakes Chemical Corp.	163	3,909
Great Plains Energy, Inc.	105	3,012
Greater Bay Bancorp	195	5,138
Greenpoint Financial Corp.	163	6,623
Grey Wolf, Inc.*	637	2,860
Gtech Holdings Corp.	98	4,152
Guidant Corp.	113	6,251
Guitar Center, Inc.*	82	3,686
H.B. Fuller Co.	106	2,833
H.J. Heinz Co.	131	4,833
Hain Celestial Group, Inc.*	108	1,785
Halliburton Co.	164	5,207

See Accompanying Notes to Financial Statements

Dow Jones 100 U.S. Portfolio Fund ■ Statement of Net Assets

	Shares	Value
Hanover Compressor Co.*	240	$2,818
Harley-Davidson, Inc.	110	6,586
Harman International Industries, Inc.	110	9,430
Harmonic, Inc.*	238	1,549
Harsco Corp.	152	6,822
Hasbro, Inc.	225	4,088
Hawaiian Electric Industries, Inc.	319	8,144
HCC Insurance Holdings, Inc.	223	6,758
Health Care Property Investors, Inc.	188	4,692
Health Care REIT, Inc.	183	5,905
Health Management Associates, Inc.	401	8,044
Healthcare Realty Trust	159	5,743
Helix Technology Corp.	92	1,328
Helmerich & Payne, Inc.	168	4,254
Henry Schein, Inc.*	73	4,898
Hercules, Inc.*	372	4,393
Hershey Foods Corp.	288	13,951
Hewitt Associates, Inc.*	111	2,963
Hewlett Packard Co.	1,025	20,653
Hibernia Corp.	223	5,642
Highwood Properties, Inc.	198	4,594
Hilb, Rogal & Hamilton Co.	112	3,762
Hilton Hotels Corp.	546	9,735
HNI Corp.	173	6,998
Hollinger International, Inc.	227	3,757
Home Depot, Inc.	792	26,705
Home Properties, Inc.	113	4,249
Honeywell International, Inc.	295	11,095
Horace Mann Educators Corp.	159	2,665
Hormel Foods Corp.	113	3,354
Hospira, Inc.*	218	5,648
Hospitality Properties Trust	232	9,252
Host Marriott Corp.*	397	5,141
Hot Topic, Inc.*	168	2,675
Hovnanian Enterprises, Inc.	120	3,723
HRPT Properties Trust	649	6,535
Hubbell, Inc.	76	3,435
Hudson City Bancorp, Inc.	116	4,021
Hudson Highland Group, Inc.*	26	789
Hughes Supply, Inc.	110	6,701
Human Genome Sciences, Inc.*	454	4,551
Humana, Inc.*	232	4,202
Huntington Bancshares, Inc.	311	7,607
Hyperion Solutions Corp.*	141	5,784
IAC InterActive Corp.*	192	5,242
ICOS Corp.*	96	2,310
IDACORP, Inc.	142	3,905
IDEX Corp.	163	5,231
IDEXX Laboratories, Inc.*	127	6,400
IDX Systems Corp.*	76	2,282
IHOP Corp.	79	2,922
Ikon Office Solutions, Inc.	545	6,469
Illinois Tool Works, Inc.	96	8,690
Imagistics International, Inc.*	59	1,918
Imation Corp.	125	4,144
IMC Global, Inc.	388	5,296
Imclone Systems, Inc.*	101	5,951
Immunomedics, Inc.*	157	628
Impac Mortgage Holdings, Inc.	230	5,279
Inamed Corp.*	128	6,935
Incyte Corp.*	269	1,654
Independence Community Bank Corp.	262	9,783
IndyMac Bancorp, Inc.	213	7,076
InFocus Corp.*	139	1,232
Ingram Micro, Inc.*	455	6,483
Input/Output, Inc.*	168	1,618
Insight Communications Co., Inc.*	160	1,408
Integrated Circuit Systems*	263	6,291
Intel Corp.	2,248	54,805
Inter-Tel, Inc.	69	1,497
Interactive Data Corp.*	124	2,172
Interface, Inc.*	164	1,364
InterMune, Inc.*	112	1,343
International Business Machines Corp.	596	51,893
International Flavors & Fragrances, Inc.	115	4,202
International Game Technology, Inc.	125	4,043
International Paper Co.	180	7,781
International Rectifier Corp.*	107	4,194
International Speedway Corp.	96	4,996
Interpublic Group of Companies, Inc.*	597	7,635
Intersil Corp.	232	4,262
Interstate Bakeries Corp.	167	1,642
Interwoven, Inc.*	136	1,023
Intuit, Inc.*	63	2,358
Invacare Corp.	105	4,258
Investment Technology Group, Inc.*	174	2,286
Investors Financial Services Corp.	108	4,933
Invitrogen Corp.*	85	4,461
Iomega Corp.	174	764
Ionics, Inc.*	66	1,785
IPC Holdings Ltd.	55	2,063
Iron Mountain, Inc.*	195	6,293
iStar Financial, Inc.	146	5,548
ITT Educational Services, Inc.*	166	5,287
ITT Industries, Inc.	151	12,073
Ivax Corp.*	277	6,606
J B. Hunt Transport Services, Inc.	200	7,682
J C. Penney Co.	393	15,720
J.M. Smuckers Co.	99	4,139
J.P. Morgan Chase & Co.	1,321	49,312
Jabil Circuit, Inc.*	273	5,938
Jack In the Box, Inc.*	134	4,275
Jacobs Engineering Group, Inc.*	188	7,516
Jacuzzi Brands, Inc.*	279	2,154
Jakks Pacific, Inc.*	94	1,887
Janus Capital Group, Inc.	346	4,588
JDS Uniphase Corp.*	2,351	8,111
Jefferies Group, Inc.	180	5,641
Jefferson-Pilot Corp.	203	9,781
JetBlue Airways Corp.*	144	3,429
John Wiley & Sons, Inc.	138	4,466
Johnson & Johnson, Inc.	1,032	57,038
Jones Apparel Group, Inc.	182	6,798
Juniper Networks*	161	3,697
Kadant Inc.*	51	1,025
Kaman Corp.	82	1,020
Kansas City Southern*	231	3,377
Kaydon Corp.	105	3,059

See Accompanying Notes to Financial Statements

Dow Jones 100 U.S. Portfolio Fund ■ Statement of Net Assets

	Shares	Value
KB Home	56	$3,587
Keane, Inc.*	207	3,057
Kellogg Co.	93	3,874
Kemet Corp.*	301	3,037
Kennametal, Inc.	132	5,808
Kenneth Cole Productions, Inc.	33	1,059
Kerr Mcgee Corp.	176	9,240
Key Energy Services, Inc.*	486	4,899
Keycorp.	156	4,708
Keyspan Corp.	229	8,242
Kilroy Realty Corp.	105	3,717
Kimberly-Clark Corp.	188	12,045
Kimco Realty Corp.	135	6,494
Kinder Morgan, Inc.	159	9,542
KLA Tencor Corp.*	67	2,761
Kmart Holding Corp.*	62	4,801
Knight Trading Group, Inc.*	399	3,395
Knight-Ridder, Inc.	131	8,618
Kohl’s Corp.*	110	5,034
Kopin Corp.*	245	938
Kraft Foods, Inc.	103	3,147
Krispy Kreme Doughnuts, Inc.*,**	207	3,258
Kroger Co.*	254	4,013
Kronos, Inc.*	113	4,963
Kulicke & Soffa Industries*	176	1,375
L-3 Communications Holdings, Inc.	162	9,906
La Quinta Corp.*	612	4,688
La-Z-Boy, Inc.	209	3,612
Laboratory Corp. of America Holdings*	239	9,359
Labranche and Co., Inc.*	105	860
Lafarge North America, Inc.	43	1,801
Lam Research Corp.*	218	5,199
Lamar Advertising Co.*	137	5,509
Lancaster Colony Corp.	99	3,988
Landstar System, Inc.*	106	5,280
Lattice Semiconductor Corp.*	395	1,936
Laureate Education, Inc.*	142	5,013
Lear Corp.	97	5,348
Lee Enterprises, Inc.	131	6,097
Legg Mason, Inc.	109	8,561
Leggett & Platt, Inc.	276	7,466
Lennar Corp., A Shares	177	7,554
Lennar Corp., B Shares	17	675
Leucadia National Corp.	76	3,913
Level 3 Communications, Inc.*,**	1,028	3,115
Lexar Media, Inc.*	277	1,493
Lexicon Genetics, Inc.*	156	945
Lexmark International, Inc.*	46	4,071
Liberty Media Corp.*	973	8,251
Liberty Media International, Inc.*	48	1,497
Liberty Media International, Inc. Rights	9	54
Liberty Property Trust	114	4,378
LifePoint Hospitals, Inc.*	123	4,110
Ligand Pharmaceuticals, Inc.*,**	235	3,245
Limited Brands, Inc.	174	3,557
Lincare Holdings, Inc.*	164	5,238
Lincoln National Corp.	257	11,231
Linear Technology Corp.	108	4,223
Linens ‘N Things, Inc.*	163	4,339
LNR Property Corp.	74	3,997
Lockheed Martin Corp.	130	6,889
Loews Corp.	49	2,774
Lone Star Steakhouse & Saloon, Inc.	69	1,673
Longs Drug Stores Corp.	111	2,331
Louisiana-Pacific Corp.	370	8,762
Lowe’s Co., Inc.	258	12,570
LTX Corp.*	209	1,699
Lubrizol Corp.	192	6,649
Lyondell Chemical Co.	196	3,563
M-Systems Flash Disk Pioneers Ltd.*	109	1,515
MacDermid, Inc.	79	2,312
Macerich Co.	210	10,059
Mack-Cali Realty Corp.	226	9,243
Macromedia, Inc.*	245	4,949
Macrovision Corp.*	148	3,203
Mandalay Resort Group.	95	6,413
Manitowoc Company, Inc.	93	3,154
Manor Care, Inc.	128	4,000
Manpower, Inc.	143	6,228
Manugistics Group, Inc.*	236	649
Marathon Oil Corp.	482	18,157
Markel Corp.*	14	3,955
Marshall & Ilsley Corp.	302	11,600
Martek Biosciences Corp.*	106	5,016
Martin Marietta Materials, Inc.	74	3,237
Marvel Enterprises, Inc.*	111	1,449
Marvell Technology Group Ltd.*	298	6,920
Masco Corp.	169	5,111
Massey Energy Co.	280	7,742
MatrixOne, Inc.*	169	1,075
Mattel, Inc.	161	2,821
Matthews International Corp.	117	4,010
Maxim Integrated Products, Inc.	119	5,724
Maxtor Corp.*	914	4,278
May Department Stores Co.	415	11,009
Maytag Corp.	111	2,276
MBIA, Inc.	207	11,173
MBNA Corp.	423	10,444
McClatchy Co.	70	4,827
McDATA Corp.*	85	411
McDermott International, Inc.*	217	2,315
McDonald’s Corp.	475	13,062
McGraw-Hill Co., Inc.	69	5,179
MDC Holdings, Inc.	86	5,775
MDU Resources Group, Inc.	159	3,888
MeadWestvaco Corp.	289	8,630
Medarex, Inc.*	293	1,799
Medco Health Solution*	106	3,212
Media General, Inc.	72	4,303
Medicines Co.*	156	4,128
Medicis Pharmaceutical Corp.	200	7,154
Medimmune, Inc.*	406	9,354
Medtronic, Inc.	438	21,755
Mellon Financial Corp.	161	4,424
Mercantile Bankshares Corp.	114	5,177
Merck & Co., Inc.	844	38,274
Mercury Computer Systems, Inc.*	74	1,762
Mercury General Corp.	40	1,885

See Accompanying Notes to Financial Statements

Dow Jones 100 U.S. Portfolio Fund ■ Statement of Net Assets

	Shares	Value
Mercury Interactive Corp.*	150	$5,484
Meredith Corp.	147	7,773
Meridian Gold, Inc.*	369	4,893
Meristar Hospitality Corp. Inc.*	214	1,241
Merrill Lynch & Co. Inc.	324	16,109
Methode Electronics Inc.	132	1,720
MetLife, Inc.	119	4,245
MGI Pharma, Inc.*	256	7,171
MGIC Investment Corp.	142	10,082
MGM Mirage, Inc.*	103	4,547
Michael Stores, Inc.	112	6,051
Microchip Technology, Inc.	347	10,053
Micron Technology, Inc.*	998	13,503
Micros Systems, Inc.*	64	3,112
Microsoft Corp.	3,538	100,690
Millennium Chemicals, Inc.*	237	4,183
Millipore Corp.*	178	9,379
Mills Corp.	141	6,430
Minerals Technologies, Inc.	72	4,023
Modine Manufacturing Co.	114	3,381
Mohawk Industries, Inc.*	90	6,618
Molex, Inc. Class A	139	3,450
Molex, Inc.	132	3,823
Monaco Coach Corp.	101	2,452
MoneyGram International, Inc.*	127	2,375
Monsanto Co.	382	13,851
Monster Worldwide, Inc.*	189	4,175
Montpelier Re Holdings Ltd.	58	2,052
Moody’s Corp.	207	14,097
Morgan Stanley	370	18,251
Motorola, Inc.	871	13,875
MPS Group, Inc.*	389	3,493
MRO Software, Inc.*	72	764
MRV Communications, Inc.*	391	1,179
MSC Industrial Direct Co. Inc.	144	4,507
Murphy Oil Corp.	145	11,214
Mylan Laboratories, Inc.	439	6,505
Myriad Genetics, Inc.*	95	1,302
Nabors Industries Ltd.*	240	11,160
National City Corp.	224	8,176
National Commerce Financial Corp.	295	9,588
National Fuel Gas Co.	117	2,988
National Instruments Corp.	189	5,490
National Oilwell, Inc.*	142	4,750
National Semiconductor Corp.*	584	10,016
Nationwide Financial Services, Inc.	209	7,414
Nationwide Health Properties, Inc.	243	4,641
Nautilus Group, Inc.	116	2,148
Navigant Consulting Inc.*	166	3,478
Navistar International Corp.*	102	3,667
NBTY, Inc.*	220	4,787
NCO Group, Inc.*	89	2,222
NCR Corp.*	155	7,197
NDC Health Corp.	111	2,332
Neiman Marcus Group, Inc.	106	5,782
Nektar Therapeutics*	257	4,508
NetBank, Inc.	168	1,804
Netflix, Inc.*	43	882
NetIQ Corp.*	202	1,925
Network Appliance Corp.*	565	10,910
Neurocrine Biosciences, Inc.*	128	5,961
New Plan Excel Realty Trust, Inc.	141	3,349
New York Times Co.	247	10,275
Newell Rubbermaid, Inc.	395	8,532
Newfield Exploration Co.*	85	5,021
Newmont Mining Corp.	141	5,706
Newpark Resources, Inc.*	301	1,836
Newport Corp.*	137	1,965
Nextel Communications, Inc.*	385	8,762
Nextel Partners, Inc.*	137	2,202
Nicor, Inc.	67	2,218
NII Holdings, Inc., Class B*	81	3,080
Nike, Inc., Class B	62	4,508
Nisource, Inc.	378	7,825
Noble Corp.*	223	8,635
Noble Energy, Inc.	195	10,785
Nordstrom, Inc.	148	6,497
Norfolk Southern Corp.	564	15,053
North Fork Bancorp, Inc.	218	8,513
Northeast Utilities	193	3,609
Northwest Airlines Corp.*	199	1,717
Northwest Natural Gas Co.	96	2,820
Novastar Financial, Inc.	90	3,610
Novellus Systems, Inc.*	254	6,858
Noven Pharmaceuticals, Inc.*	79	1,597
NPS Pharmaceuticals, Inc.*	130	2,424
NStar	80	3,744
Nu Skin Enterprises, Inc.	201	5,489
Nucor Corp.	116	9,703
NUI Corp.	60	796
NVIDIA Corp.*	255	3,927
NVR, Inc.*	9	4,194
O’Reilly Automotive, Inc.*	199	8,058
Oakley, Inc.	97	1,048
Occidental Petroleum Corp.	145	7,144
Oceaneering International, Inc.*	85	2,811
Oceanfirst Financial Corp.	37	857
Odyssey Healthcare, Inc.*	128	2,199
Office Depot, Inc.*	447	7,331
Offshore Logistics, Inc.*	79	2,287
OGE Energy Corp.	324	8,064
Ohio Casualty Corp.*	213	3,983
Old National Bancorp	248	5,902
Old Republic International Corp.	245	5,706
Olin Corp.	260	4,493
OM Group, Inc.*	106	3,394
Omnicare, Inc.	168	4,749
Omnicom Group, Inc.	69	4,969
OmniVision Technologies, Inc.*	190	2,238
Oneok, Inc.	359	7,539
Openwave Systems, Inc.*	231	2,626
Oracle Corp.*	1,493	15,691
Orbotech Ltd.*	119	2,025
Orthodontic Centers of America, Inc.*	151	1,021
Oshkosh Truck Corp.	125	6,621
OSI Pharmaceuticals, Inc.*	137	8,234
Owens-Illinois, Inc. *	416	6,115
P.F. Chang’s China Bistro, Inc.*	84	3,732

See Accompanying Notes to Financial Statements

Dow Jones 100 U.S. Portfolio Fund ■ Statement of Net Assets

	Shares	Value
Pacific Sunwear of California, Inc.*	285	$5,814
Pacificare Health Systems, Inc.*	120	3,668
Packaging Corp. of America	88	2,056
Packeteer, Inc.*	106	994
Pactiv Corp.*	226	5,329
Panamsat Corp.*	27	627
Panera Bread Co.*	99	3,652
Papa Johns International, Inc.*	45	1,367
Par Pharmaceutical Co., Inc.*	124	4,667
Parametric Technology Corp.*	991	4,499
Parexel International Corp.*	97	1,863
Park National Corp.	39	4,591
Parker Drilling Co.*	350	1,351
Partnerre Ltd.	77	4,028
Partners Trust Financial Group, Inc.	122	1,213
Patina Oil & Gas Corp.	232	6,842
Patterson Co., Inc.*	97	7,122
Patterson-UTI Energy, Inc.	252	4,594
Paychex, Inc.	116	3,562
Payless Shoesources, Inc.*	256	3,313
Pediatrix Medical Group, Inc.*	86	5,439
Pennsylvania REIT	145	5,056
Pentair, Inc.	142	4,447
Peoples Energy Corp.	136	5,304
Peoplesoft, Inc.*	557	10,037
Pep Boys-Manny, Moe & Jack, Inc.	195	4,037
Pepco Holdings, Inc.	247	4,446
PepsiAmericas, Inc.	106	1,990
Pepsi Bottling Group, Inc.	266	7,408
PepsiCo, Inc.	593	29,649
Performance Food Group Co.*	161	3,990
PerkinElmer, Inc.	435	7,647
Perot Systems Corp.*	277	3,496
Perrigo Co.	226	3,765
Petco Animal Supplies, Inc.*	67	2,001
Petsmart, Inc.	239	7,412
PFF Bancorp, Inc.	47	1,726
Pfizer, Inc.	2,652	84,757
PG & E Corp.*	147	4,195
Pharmaceutical Product Development, Inc.*	174	6,101
Pharmacopeia Drug Discovery, Inc.*	44	243
Philadelphia Consolidated Holding Corp.*	67	3,663
Phillips-Van Heusen Corp.	93	1,764
Phoenix Co.	337	3,495
Photon Dynamics, Inc.*	57	1,567
Piedmont Natural Gas Co.	132	5,445
Pier 1 Imports, Inc.	334	5,988
Pinnacle Entertainment, Inc.*	134	1,513
Pinnacle West Capital	131	5,306
Pioneer Natural Resources	172	6,201
Piper Jaffray Co.*	70	2,853
Pitney Bowes, Inc.	92	3,882
Pixar Animation Studios*	41	2,798
Plantronics, Inc. *	167	6,460
Platinum Underwriter Holdings Ltd.	101	2,811
Plexus Corp.*	159	1,782
Plum Creek Timber Co., Inc.	263	8,253
PMC-Sierra, Inc.*	289	3,433
PMI Group, Inc.	128	5,277
PNC Bank Corp.	109	5,516
PNM Resources, Inc.	225	4,689
Polaris Industries, Inc.	154	7,361
Polycom, Inc.*	166	3,200
PolyMedica Corp.	90	2,741
Pope & Talbot, Inc.	55	1,079
Popular, Inc.	350	7,959
Post Properties, Inc.	141	3,947
Power Integrations, Inc.*	106	2,139
Power-One, Inc.*	255	2,236
Powerwave Technologies*	443	2,454
PPG Industries, Inc.	67	3,950
PPL Corp.	255	11,819
Praecis Pharmaceuticals*	193	469
Pre-Paid Legal Services*	59	1,366
Precision Castparts Corp.	108	6,084
Premcor, Inc.*	94	3,375
Prentiss Properties Trust	136	4,659
Presidential Life Corp.	80	1,404
Presstek, Inc.*	109	931
PRG-Schultz International *	198	1,008
Priceline.com, Inc.*	75	1,776
Prime Hospitality Corp.*	155	1,423
Principal Financial Group	121	4,113
Priority Healthcare Corp., Series B*	128	2,867
Procter & Gamble Co.	898	46,830
Progress Energy, Inc.	92	3,877
Progressive Corp.	69	5,287
ProLogis	243	8,272
Protective Life Corp.	96	3,480
Protein Design Labs, Inc.*	341	5,524
Provident Bankshares Corp.	126	3,766
Provident Financial Services, Inc.	104	1,836
Providian Financial Corp.*	418	5,785
Province Healthcare*	152	2,209
Prudential Financial, Inc.	201	9,359
PSS World Medical, Inc.*	250	2,448
Public Service Enterprise Group, Inc.	338	13,182
Public Storage, Inc.	125	5,891
Puget Energy, Inc.	143	3,089
Pulte Homes, Inc.	149	8,140
QLogic Corp.*	158	3,863
Qualcomm, Inc.	291	20,102
Quanta Services, Inc.*	275	1,727
Quantum Corp.*	574	1,401
Quest Diagnostics, Inc.	131	10,752
Quest Software, Inc.*	157	1,893
Questar Corp.	119	4,877
Qwest Communications International*	2,367	9,208
R.H. Donnelley Corp.*	109	4,946
R.J. Reynolds Tobacco	122	8,778
R.R. Donnelley & Sons Co.	339	10,760
Radian Group, Inc.	135	6,213
Radio One, Inc.*	108	1,643
RadiSys Corp.*	64	794
Rambus, Inc.*	155	2,599
Raymond James Financial	216	5,048
Rayonier, Inc.	177	7,784
Raytheon Co.	156	5,234

See Accompanying Notes to Financial Statements

Dow Jones 100 U.S. Portfolio Fund ■ Statement of Net Assets

	Shares	Value
Reader’s Digest Association, Inc.	124	$1,771
RealNetworks, Inc.*	405	2,284
Realty Income Corp.	141	5,713
Reckson Associates Realty	265	7,343
Red Hat, Inc.*	230	3,938
Redwood Trust, Inc.	69	3,917
Reebok International Ltd.	168	5,722
Regal-Beloit Corp.	88	1,848
Regency Centers Corp.	83	3,528
Regeneron Pharmaceuticals*	133	1,138
Regions Financial Corp.	664	19,714
Regis Corp.	161	6,627
Reinsurance Group of America	93	3,706
Reliant Enegy, Inc.*	1,034	10,216
Remec, Inc.*	202	945
RenaissanceRe Holdings Ltd.	96	5,088
Renal Care Group, Inc.*	266	8,459
Rent-A-Center, Inc.*	299	8,773
Republic Bancorp, Inc.	236	3,457
Republic Services, Inc.	228	6,521
Resmed, Inc.*	119	5,831
Respironics, Inc.*	124	6,909
Retek, Inc.*	192	780
RF Micro Devices, Inc.*	698	4,132
Robert Half International, Inc.	286	7,957
Robert Mondavi Corp.*	37	1,284
Rockwell Automation, Inc.	240	8,978
Rohm & Haas Co.	207	8,114
Roper Industries, Inc.	131	7,336
Ross Stores, Inc.	248	5,741
Rowan Co., Inc.*	174	4,249
Royal Caribbean Cruises Ltd.	141	6,028
RPM International Inc.	430	6,472
RSA Security, Inc.*	224	4,171
RTI International Metals, Inc.*	78	1,169
Ruby Tuesday, Inc.	240	6,934
Russell Corp.	105	1,857
Ryans Restaurant Group, Inc.*	157	2,275
Ryder System, Inc.	239	10,253
Ryerson Tull, Inc.	85	1,304
Ryland Group, Inc.	90	6,968
S1 Corp.*	258	2,134
Sabre Holdings Corp.	202	5,157
Safeco Corp.	199	9,365
Safeguard Scientifics, Inc.*	444	844
Safeway, Inc.*	174	3,677
Saks, Inc.	452	5,899
Sandisk Corp.*	261	6,348
Sara Lee Corp.	296	6,500
Savient Pharmaceuticals, Inc.*	222	464
SBC Communications, Inc.	1,239	31,395
SCANA Corp.	144	5,273
Schering-Plough Corp.	550	10,703
Schlumberger Ltd.	212	13,636
Scholastic Corp.*	124	3,411
Scientific Games Corp.*	224	3,990
Scientific-Atlanta, Inc.	254	7,811
Scotts Co.*	80	4,880
SCP Pool Corp.	129	5,319
SCS Transportation, Inc.*	55	1,416
Seacor Holdings, Inc.*	65	2,750
Seagate Technology	59	677
Sealed Air Corp.*	142	6,737
Sears, Roebuck and Co.	93	3,411
SEI Investments Corp.	119	3,650
Select Medical Corp.	381	4,892
Selective Insurance Group, Inc.	101	3,637
Sempra Energy.	288	10,296
Semtech Corp.*	269	5,340
Sensient Technologies Corp.	164	3,385
Sepracor, Inc.*	143	6,574
SERENA Software, Inc.*	80	1,232
Service Corp. International*	1,122	7,125
Servicemaster Co.	425	4,964
Shaw Group, Inc.*	215	2,133
Sherwin-Williams Co.	177	7,148
Shopko Stores, Inc.*	108	1,679
Shurgard Storage Centers, Inc.	170	6,290
Sierra Pacific Resources Corp.*,**	436	3,584
Sigma-Aldrich Corp.	97	5,572
Silicon Graphics, Inc.*,**	735	1,125
Silicon Image, Inc.*	235	2,818
Silicon Laboratories, Inc.*	123	4,340
Silicon Storage Technology, Inc.*	311	2,065
Silicon Valley Bancshares*	122	4,466
Siliconix, Inc.*	21	895
Simon Property Group, Inc.	256	13,212
Sinclair Broadcast Group, Inc.	164	1,625
Sirius Satellite Radio, Inc.*	1,542	3,902
Six Flags, Inc.*	345	1,628
Sky Financial Group, Inc.	412	9,620
Skywest, Inc.	215	3,038
SL Green Realty Corp.	134	6,579
SLM Corp.	163	6,181
Smith International, Inc.*	167	9,733
Smithfield Foods, Inc.*	122	3,457
Smurfit-Stone Container Corp.*	356	6,625
Snap-On, Inc.	197	6,326
Solectron Corp.*	1,396	7,678
Sonic Corp.*	207	4,761
SonicWALL, Inc.*	208	1,379
Sonoco Products Co.	147	3,809
Sotherby’s Holdings*	168	2,685
South Financial Group, Inc.	220	5,960
Southern Co., Inc.	275	8,052
Southern Union Co.*	202	4,022
Southtrust Corp.	124	4,810
Southwest Bancorporation of Texas, Inc.	228	4,640
Sovereign Bancorp, Inc.	422	9,187
SpectraSite, Inc.*	73	3,139
Spherion Corp.*	222	1,920
Sports Authority*	80	2,040
Sprint Corp.	488	9,116
St. Joe Co.	66	2,839
St. Jude Medical, Inc.*	60	4,088
St. Paul Travelers Co., Inc.	252	9,342
Stamps com, Inc.*	68	713
Stancorp Financial Group, Inc.	106	7,452

See Accompanying Notes to Financial Statements

Dow Jones 100 U.S. Portfolio Fund ■ Statement of Net Assets

	Shares	Value
Stanley Works.	117	$4,961
Staples, Inc.	172	4,967
Starbucks Corp.*	143	6,715
State Street Corp.	121	5,180
Station Casinos, Inc.	58	2,506
Steelcase, Inc.	148	1,931
Stein Mart, Inc.*	97	1,760
Stericycle, Inc.*	153	7,497
Steris Corp.*	254	5,222
Sterling Bancshares, Inc.	165	2,152
Stewart & Stevenson Services, Inc.	98	1,544
Stewart Enterprises, Inc.*	339	2,359
Stillwater Mining Co.*	162	2,357
Stone Energy Corp.*	88	3,981
Stratex Networks, Inc.*	254	630
Strayer Education, Inc.	49	4,774
Stride Rite Corp.	146	1,518
Stryker Corp.	96	4,577
Sun Microsystems, Inc.*	1,230	4,859
SunGard Data Systems, Inc.*	467	10,886
Sunoco., Inc.	111	7,567
Sunrise Senior Living, Inc.*	62	2,189
SunTrust Banks, Inc.	100	6,595
Superior Energy Services, Inc.*	211	2,359
Supervalu, Inc.	193	5,512
Susquehanna Bancshares, Inc.	188	4,375
SWS Groups, Inc.	50	685
Sybase, Inc.*	352	5,129
Sybron Dental Specialties, Inc.*	140	3,766
Sycamore Networks, Inc.*	691	2,584
Symantec Corp.*	113	5,284
Synopsys, Inc.*	252	6,373
Sysco. Corp.	233	8,027
T Rowe Price Group, Inc.	208	9,614
Take-Two Interactive Software, Inc.*	162	5,074
Talbots, Inc.	83	2,556
Target Corp.	299	13,036
Taro Pharmaceutical Industries Ltd.*	95	2,121
TCF Financial Corp.	96	5,798
Techne Corp.*	150	5,970
Technitrol, Inc.*	137	2,535
Teco Energy, Inc.	270	3,483
Tekelec*	216	4,197
Teleflex, Inc.	131	5,823
Telephone & Data Systems, Inc.	85	6,452
TeleTech Holdings, Inc.*	142	1,243
Tellabs, Inc.*	545	4,856
Temple-Inland, Inc.	77	5,255
Tenet Healthcare Corp.*	669	7,479
Teradyne, Inc.*	320	5,472
Tesoro Petroleum Corp.*	241	6,989
Tetra Tech, Inc.*	201	3,244
Texas Genco Holdings, Inc.	21	974
Texas Industries, Inc.	78	3,341
Texas Instruments	626	13,353
Texas Regional Bancshares, Inc.	96	4,271
Textron, Inc.	167	10,237
Thomas & Betts Corp.	218	5,733
Thornburg Mortgage, Inc.	299	8,291
THQ, Inc.*	142	2,705
Tibco. Software, Inc.*	605	4,277
Tidewater, Inc.	80	2,428
Tiffany & Co.	245	8,759
Timberland Co.*	68	3,947
Time Warner, Inc.*	1,633	27,188
Timken Co.	257	6,384
Toll Brothers, Inc.*	70	2,782
Tollgrade Communications, Inc.*	51	424
Tommy Hilfiger Corp.*	337	4,718
Tootsie Roll Industries, Inc.	86	2,520
Torchmark Corp.	163	8,522
Toro Co.	91	5,961
Total System Services, Inc.	63	1,433
Tower Automotive, Inc.*	189	595
Toys R Us, Inc.*	307	5,053
Tractor Supply Co.*	109	3,952
Transatlantic Holdings, Inc.	40	2,265
Transmeta Corp.*,**	534	603
Transocean, Inc.*	460	13,064
Tredegar Corp.	84	1,384
Triad Hospitals, Inc.*	126	4,292
Triarc Co., Inc.	111	1,083
Tribune Co.	79	3,354
Trimble Navigation Ltd.*	174	4,832
Trimeris, Inc.*	56	642
Trinity Industries, Inc.	144	4,330
Triquint Semiconductor, Inc.*	460	1,863
Trizec Properties, Inc.	137	2,199
Trustco. Bank Corp.	277	3,501
Trustmark Corp.	192	5,520
Tuesday Morning Corp.*	129	4,149
Tularik, Inc.*	183	4,564
Tupperware Corp.	194	3,331
TXU Corp.	466	18,482
Tyco. International Ltd.	748	23,187
Tyson Foods, Inc.	338	6,442
UCBH Holdings, Inc.	164	6,411
UGI Corp.	186	6,025
Ultratech, Inc.*	79	984
Unifi, Inc.*	194	555
Union Pacific Corp.	100	5,634
Unionbancal Corp.	74	4,296
Unisource Energy Corp.	117	2,889
Unisys Corp.*	477	4,884
Unit Corp.*	140	4,515
United Bankshares, Inc.	155	4,886
United Defense Industries, Inc.*	80	2,772
United Dominion Realty Trust, Inc.	507	9,831
United Online, Inc.*	170	2,652
United Parcel Service, Inc. Class B	198	14,248
United Rentals, Inc.*	243	4,821
United States Steel Corp.	156	5,950
United Stationers, Inc.*	119	4,691
United Technologies Corp.	186	17,390
United Therapeutics Corp.*	75	1,857
UnitedGlobalCom, Inc.*	509	3,227
UnitedHealth Group Inc.	226	14,215
Unitrin, Inc.	64	2,666

See Accompanying Notes to Financial Statements

Dow Jones 100 U.S. Portfolio Fund ■ Statement of Net Assets

	Shares	Value
Univerity of Phoenix Online*	53	$4,567
Universal Health Services	84	3,823
Univision Communications, Inc.*	372	10,777
Unocal Corp.	373	14,457
Unova, Inc.*	169	2,858
UNUMProvident Corp.	383	6,109
Urban Outfitters, Inc.*	92	2,736
US Bancorp.	719	20,348
US Cellular Corp.*	54	2,120
US Oncology, Inc.*	313	4,654
USF Corp.	102	3,621
USG Corp.*	120	2,069
UST, Inc.	239	9,070
UTStarcom, Inc.*	134	2,447
Valeant Pharmaceuticals International Co.	309	5,411
Valero Energy Corp.	173	12,961
Valley National Bancorp	149	3,707
Valspar Corp.	172	8,428
Varco. International, Inc.*	354	8,556
Varian, Inc.*	127	4,813
Varian Medical Systems, Inc.*	114	7,867
Varian Semiconductor Equipment Associates, Inc.*	131	3,913
Vectren, Inc.	281	6,955
Veeco. Instruments, Inc.*	90	2,048
Ventas, Inc.	306	7,809
Verisign, Inc.*	403	7,057
Veritas DGC, Inc.*	120	2,956
VERITAS Software Corp.*	148	2,821
Verity, Inc.*	131	1,458
Verizon Communications	1,051	40,505
V. F. Corp.	123	6,151
ViaCom, Inc., Class A	15	511
ViaCom, Inc., Class B	547	18,374
Viad Corp.	31	741
Vicuron Pharmaceuticals, Inc.*	196	1,972
Vignette Corp.*	896	1,281
Vintage Petroleum, Inc.	200	3,420
Vishay Intertechnology, Inc.*	208	3,224
Visteon Corp.	463	4,760
Vornado Realty Trust	143	8,307
Vulcan Materials Co.	111	5,286
W Holding Co., Inc.	289	4,769
Wabash National Corp.*	91	2,628
Wachovia Corp.	497	22,021
Waddell & Reed Financial, Inc.	138	2,680
Wal-Mart Stores, Inc.	921	48,822
Walgreen Co.	371	13,504
Walt Disney Co.	740	17,086
Washington Federal, Inc.	291	7,290
Washington Mutual, Inc.	330	12,804
Washington Post Co.	10	8,679
Washington REIT	154	4,303
Waste Connections, Inc.*	150	4,329
Watchguard Technolgies, Inc.*	108	569
Waters Corp.*	203	8,908
Watson Pharmaceuticals, Inc.*	177	4,462
Wausau-Mosinee Paper Corp.	180	2,797
Weatherford International, Inc.*	219	10,245
WebMD Corp.*	513	4,176
Webmethods, Inc.*	183	873
Weight Watchers International, Inc.*	71	2,751
Weingarten Realty Investors	271	8,347
Wellman, Inc.	119	838
Wellpoint Health Networks, Inc.*	55	5,561
Wells Fargo & Co.	642	36,856
Werner Enterprises, Inc.	212	4,225
Westamerica BankCorp.	115	5,834
Westar Energy, Inc.	310	6,253
Western Digital Corp.*	777	5,447
Western Gas Resources, Inc.	160	5,390
Western Wireless Corp.*	253	6,677
Westwood One, Inc.*	132	3,142
Weyerhaeuser Co.	83	5,146
WGL Holdings, Inc.	181	4,967
Whirlpool Corp.	86	5,370
White Mountains Insurance Group, Inc.	10	5,055
Whitney Holding Corp.	150	6,129
Whole Foods Market, Inc.	100	8,232
Wild Oats Markets, Inc.*	100	1,260
Williams Co., Inc.	746	9,064
Williams-Sonoma, Inc.*	155	5,036
Wilmington Trust Corp.	100	3,490
Wind River Systems, Inc.*	266	2,607
Winn-Dixie Stores, Inc.**	311	1,966
Winnebago Industries, Inc.	123	4,533
Wisconsin Energy Corp.	171	5,498
WM WrigleyJr. Co.	47	2,839
Wolverine World Wide, Inc.	149	3,484
Worthington Industries, Inc.	260	5,325
W. P. Stewart and Co. Ltd.	82	1,600
WPS Resources Corp.	136	6,241
Wyeth	498	17,629
Wynn Resorts Ltd.*	96	3,435
Xcel Energy, Inc.	574	9,815
Xerox Corp.*	297	4,116
Xilinx, Inc.	125	3,679
XL Capital Ltd.	54	3,817
XM Satellite Radio Holdings, Inc.*	272	7,178
XTO Energy, Inc.	427	12,767
Yahoo, Inc.*	408	12,566
York International Corp.	149	5,301
Young Broadcasting, Inc.*	62	663
YUM! Brands, Inc.	482	18,504
Zale Corp.*	190	5,157
Zebra Technologies Corp.*	79	6,528
Zimmer Holdings, Inc.*	87	6,639
Zions Bancorp	129	7,805
Zoran Corp.*	148	2,618

TOTAL COMMON STOCKS		8,508,758

(Cost $8,799,852)

continued

See Accompanying Notes to Financial Statements

Dow Jones 100 U.S. Portfolio Fund ■ Statement of Net Assets

				Shares		Value
EXCHANGE TRADED FUNDS — 7.7%
Dow Jones U.S. Largecap Growth Index Fund				2,476		$111,717
Dow Jones U.S. Largecap Value Index Fund				885		109,952
iShares Russell Midcap Growth Index Fund				1,641		119,153
iShares Russell Midcap Value Index Fund				553		53,210
StreetTRACKS Dow Jones U.S. Smallcap Growth Index Fund				2,188		144,058
StreetTRACKS Dow Jones U.S. Smallcap Value Index Fund				1,100		177,705

TOTAL EXCHANGE TRADED FUNDS						715,795

(Cost $744,642)
SECURITIES LENDING COLLATERAL - 0.4%				Par	(000)
Asset Backed Securities - 0.0%
Blue Heron Funding			1.45%, 05/18/05	1		951
RMAC			1.32%, 06/12/05	1		761
Wachovia Auto Owner Trust			1.72%, 06/20/05	1		625

						2,337

Commercial Paper - 0.0%
CPI Funding Corp.			1.59%, 09/22/04	1		1,138
Principal Resident Mortgage			1.43%, 08/12/04	1		1,140

						2,278

Floating Rate Note - 0.0%
Allstate Life Global Fund II			1.37%, 09/05/05	1		761
Countrywide Home Loan			1.64%, 06/23/05	1		760
Sigma Finance, Inc.			1.32%, 01/04/05	1		760
White Pine Finance LLC			1.31%, 03/11/05	1		760

						3,041

Liquidity Note - 0.1%
Lakeside Funding			1.40%, 08/09/04	1		761
Mitten Residential Funding Corporation			1.40%, 08/10/04	1		1,331
Thornburg Mortgage Capital Resources LLC			1.43%, 08/10/04	1		950
Von Karman Funding LLC			1.51%, 08/16/04	1		1,330

						4,372

Repurchase Agreement - 0.3%
Barclays Capital, Inc.			1.38%, 08/02/04	23		23,184

Agreement dated 07/30/04 to be repurchased at $23,186 collateralized by:
Value		Rate	Due
Federal Home Loan Bank
Discount Note	$1,981	1.32%	08/02/04
Federal Home Loan
Mortgage Corp.	$21,667	5.125%	10/15/08
TOTAL SECURITIES LENDING COLLATERAL						35,212

(Cost $35,212)

continued

See Accompanying Notes to Financial Statements

Dow Jones 100 U.S. Portfolio Fund ■ Statement of Net Assets

Value
TOTAL INVESTMENT IN SECURITIES - 100.0%	$9,259,765
(Cost $9,579,706***)
OTHER LIABILITIES IN EXCESS OF ASSETS - 0.0%	(5,602)

NET ASSETS - 100.0%	$9,254,163

NET ASSET VALUE PER SHARE
Institutional Shares
($9,227,659 ÷ 954,369 shares outstanding)	$9.67

Service Shares
($26,504 ÷ 2,748 shares outstanding)	$9.64

*	Non-Income Producing Security.

**	Certain share amounts are temporarily on loan to an unaffiliated broker/dealer.

***	Aggregate cost for Federal income tax purposes is $9,591,998. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$413,692
Excess of Tax cost over value	$(745,925)

Asset Allocation as of July 31, 2004 (% of total gross assets)

Industry
Information Technology	14.3
Health Care	11.0
Consumer Discretionary	13.5
Financials	20.5
Consumer Staples	5.3
Industrials	10.2
Telecommunication	1.9
Exchange Traded Funds	7.8
Materials	4.4
Energy	6.3
Utilities	4.8
100%

Capitalization
Large-Cap Growth	16.7%
Large-Cap Value	16.7%
Mid-Cap Growth	16.7%
Mid-Cap Value	16.7%
Small-Cap Growth	16.7%
Small-Cap Value	16.7%
100%

See Accompanying Notes to Financial Statements

MERCANTILE DOW JONES PORTFOLIO FUNDS

Statements of Operations

For the Period February 9, 2004* to July 31, 2004

(Unaudited)

	Dow Jones 20 U.S. Portfolio Fund	Dow Jones 40 U.S. Portfolio Fund	Dow Jones 60 U.S. Portfolio Fund	Dow Jones 80 U.S. Portfolio Fund	Dow Jones 100 U.S. Portfolio Fund
INVESTMENT INCOME:
Dividends	—	—	—	—	$65,711
Income distributions from mutual funds	$3,807	$2,734	$1,764	$791	4,375
Net Income from securities loaned	—	—	—	—	94

TOTAL INVESTMENT INCOME	3,807	2,734	1,764	791	70,180

EXPENSES:
Investment advisory fees	234	234	282	243	24,577
Administration fees	147	147	150	152	5,586
Accounting agent fees	121	121	121	123	41,909
Distribution and service fees Service Shares	7	9	22	34	52
Custodian fees	694	694	694	694	2,307
Directors’ fees	3,270	3,270	3,270	3,270	3,270
Transfer agent fees	5,043	5,043	5,043	5,043	5,043
Legal fees	6,617	6,613	6,613	6,613	22,675
Audit fees	7,718	7,718	7,718	7,718	7,718
Registration fees	16,224	16,224	16,224	16,224	16,224
Printing costs	2,435	2,435	2,435	2,435	11,185
Organization	4,822	4,822	4,822	4,822	4,822
Other	1,281	1,283	1,283	1,282	2,627

TOTAL EXPENSES	48,613	48,613	48,677	48,653	147,995
Fees waived by Investment Advisor	(47,650)	(47,645)	(47,677)	(47,623)	(112,189)

NET EXPENSES	963	968	1,000	1,030	35,806

NET INVESTMENT INCOME	2,844	1,766	764	(239)	34,374

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(1,081)	(668)	(718)	(927)	(39,141)
Change in net unrealized gain (loss) on investments	(4,543)	(6,140)	(7,142)	(8,573)	(319,941)

Net gain (loss) on investments	(5,624)	(6,808)	(7,860)	(9,500)	(359,082)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($2,780)	($5,042)	($7,096)	($9,739)	($324,708)

*	Commencement of Operations

See Accompanying Notes to Financial Statements

MERCANTILE DOW JONES PORTFOLIO FUNDS

Statements of Changes in Net Assets

For the Period February 9, 2004* to July 31, 2004

(Unaudited)

	Dow Jones 20 U.S. Portfolio Fund	Dow Jones 40 U.S. Portfolio Fund	Dow Jones 60 U.S. Portfolio Fund	Dow Jones 80 U.S. Portfolio Fund	Dow Jones 100 U.S. Portfolio Fund
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$2,844	$1,766	$764	($239)	$34,374
Net realized gain (loss) on investments	(1,081)	(668)	(718)	(927)	(39,141)
Net change in unrealized appreciation (depreciation) on investments	(4,543)	(6,140)	(7,142)	(8,573)	(319,941)

Net increase (decrease) in net assets resulting from operations	(2,780)	(5,042)	(7,096)	(9,739)	(324,708)

Distributions to shareholders from:
Net investment income
Institutional Class	(2,821)	(1,780)	—	—	—
Service Class	(23)	(40)	—	—	—

Total distributions to shareholders	(2,844)	(1,820)	—	—	—

Capital share transactions:
Proceeds of shares sold	247,585	247,585	247,581	247,585	9,640,841
Institutional Class
Service Class	2,585	7,585	17,289	15,510	27,560
Cost of shares redeemed
Institutional Class	—	—	—	—	(89,530)
Service Class	—	—	(9,990)	(498)	—
Value of shares issued in reinvestment of dividends
Institutional Class	2,275	1,779	—	—	—
Service Class	19	15	—	—	—

Increase (decrease) in net assets derived from capital share transactions	252,464	256,964	254,880	262,597	9,578,871

TOTAL INCREASE (DECREASE) IN NET ASSETS	246,840	250,102	247,784	252,858	9,254,163
NET ASSETS:
Beginning of period	—	—	—	—	—

End of period	$246,840	$250,102	$247,784	$252,858	$9,254,163

Undistributed net investment income	—	($54)	$764	($239)	$34,374

continued

See Accompanying Notes to Financial Statements

MERCANTILE DOW JONES PORTFOLIO FUNDS

Statements of Changes in Net Assets

For the Period February 9, 2004* to July 31, 2004

(Unaudited)

	Dow Jones 20 U.S. Portfolio Fund	Dow Jones 40 U.S. Portfolio Fund	Dow Jones 60 U.S. Portfolio Fund	Dow Jones 80 U.S. Portfolio Fund	Dow Jones 100 U.S. Portfolio Fund
CAPITAL SHARE TRANSACTIONS (IN SHARES)
Shares sold
Institutional Class	24,759	24,757	24,758	24,758	963,461
Service Class	258	768	1,739	1,544	2,748
Shares redeemed
Institutional Class	—	—	—	—	(9,094)
Service Class	—	—	(1,000)	(51)	—
Shares issued in reinvestment of dividend
Institutional Class	230	180	—	—	—
Service Class	2	2	—	—	—

Net Increase (Decrease) in Shares
Institutional Class	24,989	24,937	24,758	24,758	954,367
Service Class	260	770	739	1,493	2,748

	25,249	25,707	25,249	26,251	957,115

See Accompanying Notes to Financial Statements

MERCANTILE DOW JONES PORTFOLIO FUNDS

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Institutional Class For the Period February 9, 2004[1] to July 31, 2004
	Dow Jones 20 U.S. Portfolio Fund	Dow Jones 40 U.S. Portfolio Fund	Dow Jones 60 U.S. Portfolio Fund	Dow Jones 80 U.S. Portfolio Fund	Dow Jones 100 U.S. Portfolio Fund
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00

Income From Investment Operations:
Net Investment Income	0.11	0.07	0.03	(0.01)	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(0.22)	(0.27)	(0.31)	(0.36)	(0.37)

Total From Investment Operations	(0.11)	(0.20)	(0.28)	(0.37)	(0.33)

Less Distributions to Shareholders from:
Net Investment Income	(0.11)	(0.07)	—	—	—
Net Capital Gains	—	—	—	—	—

Total Distributions	(0.11)	(0.07)	—	—	—

Net Asset Value, End of Period	$9.78	$9.73	$9.72	$9.63	$9.67

Total Return	(1.07)%	(1.99)%	(2.80)%	(3.70)%	(3.30)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$244	$243	$241	$239	$9,228
Ratio of Expenses to Average Net Assets After Expense Waiver	0.80%[2,3]	0.80%[2,3]	0.80%[2,3]	0.80%[2,3]	0.80%[2]
Before Expense Waiver	41.47%[2,3]	41.36%[2,3]	40.62%[2,3]	39.86%[2,3]	3.31%[2]
Ratio of Net Investment Income to Average Net Assets	3.25%[2]	2.33%[2]	1.47%[2]	0.65%[2]	1.57%[2]
Portfolio turnover rate	26.08%	15.49%	17.96%	11.97%	29.03%

[1]	Commencement of Operations

[2]	Annualized

[3]	Expense ratio does not include indirect expenses of underlying funds

See Accompanying Notes to Financial Statements

MERCANTILE DOW JONES PORTFOLIO FUNDS

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Service Class For the Period February 9, 2004[1] to July 31, 2004
	Dow Jones 20 U.S. Portfolio Fund	Dow Jones 40 U.S. Portfolio Fund	Dow Jones 60 U.S. Portfolio Fund	Dow Jones 80 U.S. Portfolio Fund	Dow Jones 100 U.S. Portfolio Fund
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00

Income From Investment Operations:
Net Investment Income	0.09	0.03	0.15	(0.03)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.22)	(0.25)	(0.45)	(0.36)	(0.37)

Total From Investment Operations	(0.13)	(0.22)	(0.22)	(0.39)	(0.36)

Less Distributions to Shareholders from:
Net Investment Income	(0.09)	(0.06)	—	—	—
Net Capital Gains	—	—	—	—	—

Total Distributions	(0.09)	(0.06)	—	—	—

Net Asset Value, End of Period	$9.78	$9.72	$9.70	$9.61	$9.64

Total Return	(1.30)%	(2.23)%	(3.00)%	(3.90)%	(3.60)%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$3	$7	$7	$14	$27
Ratio of Expenses to Average Net Assets After Expense Waiver	1.30%[2,3]	1.30%[2,3]	1.30%[2,3]	1.30%[2,3]	1.30%[2,3]
Before Expense Waiver	41.97%[2,3]	41.86%[2,3]	41.12%[2,3]	40.36%[2,3]	3.81%[2,3]
Ratio of Net Investment Income to Average Net Assets	3.26%[2]	2.42%[2]	1.44%[2]	0.65%[2]	1.59%[2]
Portfolio turnover rate	26.08%	15.49%	17.96%	11.97%	29.03%

[1]	Commencement of Operations

[2]	Annualized

[3]	Expense ratio does not include indirect expenses of underlying funds

See Accompanying Notes to Financial Statements

MERCANTILE DOW JONES PORTFOLIO FUNDS

Notes to Financial Statements

(Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Mercantile Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was incorporated in Maryland on March 7, 1989. The Articles of Incorporation of the Company authorize the Board of Directors to issue up to twenty billion shares, having a par value of $.001 per share. The Company is a series mutual fund which currently issues shares of common stock representing interests in twenty investment portfolios, five of which are included in this report: the Dow Jones 20 U.S. Portfolio Fund, the Dow Jones 40 U.S. Portfolio Fund, the Dow Jones 60 U.S. Portfolio Fund, the Dow Jones 80 U.S. Portfolio Fund and the Dow Jones 100 U.S. Portfolio Fund (collectively the “Funds”).

Each Fund is authorized to issue two classes of shares: Institutional Class Shares and Service Class Shares. Shares of all classes of a Fund represent equal pro rata interests in the Fund and bear the same fees and expenses, except that the Service Class Shares of each Fund are subject to distribution and servicing fees payable pursuant to a Distribution and Services Plan.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A) Security Valuation: Investments held by the Funds are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value. A security that is primarily traded on a domestic security exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“Nasdaq”) are valued at the Nasdaq Official Closing Price. Over-the-counter securities are valued at the mean of the most recent available quoted bid and ask prices in the over-the-counter market. Market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques and/or quoted bid and ask prices provided by investment dealers. Investments in mutual funds are valued at the closing net asset value per share on the day of valuation.

B) Security Transactions and Investment Income: Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general expenses of the Company are allocated among the Funds based on relative net assets or allocated evenly across the Company. In addition, expenses of a Fund not directly attributable to the operations of a particular class of shares of the Fund are allocated among the separate classes based on the relative net assets of each class. Distribution and service fees directly attributable to a particular class of shares of a Fund are charged to the operations of that class.

C) Dividends and Distributions to Shareholders: Dividends from net investment income are determined separately for each class of shares of a Fund and are declared daily and paid monthly to shareholders of the Dow Jones 20 U.S. Portfolio Fund; are declared and paid quarterly to shareholders of the Dow Jones 40 U.S. Portfolio Fund; and are declared and paid annually to shareholders of the Dow Jones 60 U.S. Portfolio, Dow Jones 80 U.S. Portfolio and Dow Jones 100 U.S. Portfolio Funds. Any net realized capital gains are distributed at least annually with regard to the Funds. The Company intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax.

Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax resolutions.

D) Securities Lending: Pursuant to an agreement with Credit Suisse First Boston, New York Branch, the Dow Jones 100 U.S. Portfolio Fund may lend its portfolio securities to certain brokers, dealers or other financial institutions that pay the Fund a negotiated fee. Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% of the market value of the securities on loan. However, due to market fluctuations, the value of the securities on loan may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Cash

Mercantile Dow Jones Portfolio Funds ■ Notes to Financial Statements

collateral received in connection with securities lending is invested in repurchase agreements, asset backed securities, commercial paper and liquidity notes by the lending agent. Securities lending presents risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially.

E) In the normal course of business the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements in unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. INVESTMENT ADVISOR, ADMINISTRATOR, DISTRIBUTOR AND OTHER RELATED PARTY TRANSACTIONS

Mercantile Capital Advisors, Inc. (“Mercantile”), a wholly-owned subsidiary of Mercantile-Safe Deposit & Trust Company, provides investment advisory and administration services to each Fund pursuant to an Investment Advisory Agreement and an Administration Agreement. For its services as Advisor, Mercantile receives an advisory fee computed daily (as a percentage of average daily net assets) and payable monthly at an annual rate of:

Fund	Advisory Fees
Dow Jones 20 U.S. Portfolio Fund	.20%
Dow Jones 40 U.S. Portfolio Fund	.20%
Dow Jones 60 U.S. Portfolio Fund	.20%
Dow Jones 80 U.S. Portfolio Fund	.20%
Dow Jones 100 U.S. Portfolio Fund	.55%

For its services as Administrator, Mercantile receives an administration fee computed daily and payable monthly at an annual rate of .125% of the average daily net assets of each Fund. Mercantile may, at its discretion, voluntarily waive any portion of its advisory fee or its administration fee for any Fund.

Mercantile also serves as the investment adviser and administrator and receives fees from each of the underlying Mercantile funds in the Dow Jones 20 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund and Dow Jones 80 U.S. Portfolio Fund. The Funds do not invest in the underlying Mercantile funds for the purpose of exercising management or control. At July 31, 2004, the Funds as a whole held less than 5% of the outstanding shares of any underlying Mercantile fund.

Shares in each Fund are sold on a continuous basis by the Company’s distributor, Mercantile Investment Services, Inc, (the “Distributor”), an affiliate of BISYS Fund Services Inc. The Distributor receives no fee for these services. Prior to May 14, 2004, the distributor was BISYS Fund Services Limited Partnership. BISYS Fund Services Ohio, Inc., an affiliate of the Distributor, receives fees for fund accounting and blue sky services provided to the Funds.

The Company has adopted a Distribution and Services Plan with respect to the Service Share Class of the Funds. Pursuant to the Distribution and Services Plan, the Company may pay (i) the Distributor or other persons for expenses and activities primarily intended to result in the sale of the Service Class Shares, and (ii) service organizations for administrative support services provided to their customers who are the record or beneficial owners of Service Class Shares. Under the Distribution and Services Plan payments for distribution services and expenses may not exceed 0.25% of the average daily net assets attributable to each Fund’s outstanding Service Class Shares and payments for administrative support services may not exceed 0.25% of the average daily net assets attributable to each Fund’s outstanding Service Class Shares owned of record or beneficially by customers of service organizations.

Each director of the Company receives from the Company an annual fee of $9,500, and a fee of $2,000 for each in-person Board meeting attended, $1,000 for each in-person Board Committee meeting attended and $1,000 for each telephone Board or Board Committee meeting attended, and is reimbursed for all out-of-pocket expenses relating to attendance at meetings. The Chairman of the Board of Directors receives an additional fee of $7,500 for his services in this capacity.

3. INVESTMENT OBJECTIVES OF UNDERLYING FUNDS

The Dow Jones 20 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund and Dow Jones 80 U.S. Portfolio Fund invest in three underlying Mercantile mutual funds: the Prime Money Market Fund, the Total Return Bond Fund and the Dow Jones 100 U.S. Portfolio Fund. The investment objectives of each of these funds are:

The Prime Money Market Fund seeks as high a level of current income as is consistent with liquidity and stability of principal by investing in a portfolio of high quality money market instruments.

The Total Return Bond Fund seeks as high a level of income as is consistent with relative protection of capital and, within this context, to invest for total return as well.

The Dow Jones 100 U.S. Portfolio Fund seeks long-term capital growth.

For more information on the Prime Money Market and Total Return Bond Fund, please call 800-551-2145 to request a prospectus, Statement of Additional Information (SAI) or annual shareholder reports. For more information on the Dow Jones 100 U.S. Portfolio Fund, please call 877-637-2357 to request a prospectus or SAI.

Mercantile Dow Jones Portfolio Funds ■ Notes to Financial Statements

4. SECURITIES LENDING

At July 31, 2004, the value of securities loaned and collateral was as follows:

	Market Value of Securities Loaned	Value of Collateral
Dow Jones 100 U.S. Portfolio Fund	$32,803	$35,212

5. PURCHASES & SALES OF SECURITIES

For the period February 9, 2004 (inception) to July 31, 2004, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales
Dow Jones 20 U.S. Portfolio Fund	$324,906	$59,261
Dow Jones 40 U.S. Portfolio Fund	304,692	34,072
Dow Jones 60 U.S. Portfolio Fund	310,913	41,380
Dow Jones 80 U.S. Portfolio Fund	306,438	33,955
Dow Jones 100 U.S. Portfolio Fund	11,959,406	2,375,772

6. LINE OF CREDIT

The Company has established a line of credit with Fifth Third Bank. The line of credit, which is in an uncommitted aggregate amount of $25 million, may be accessed by the Funds for temporary or emergency purposes only. Each Fund may borrow up to 10% of its respective net assets. If a Fund’s borrowings under the line of credit exceed 5% of its net assets, that Fund may not purchase additional securities. Borrowings under the line of credit bear interest at the overnight Federal Funds rate plus .50% per annum. During the period February 9, 2004 (inception) to July 31, 2004, the Funds did not use the line of credit.

7. FEDERAL INCOME TAX INFORMATION

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, among other things, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets for tax purposes differs from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for market discount on debt securities, losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

8. NET ASSETS

At July 31, 2004, net assets consisted of:

	Dow Jones 20 U.S. Portfolio Fund	Dow Jones 40 U.S. Portfolio Fund	Dow Jones 60 U.S. Portfolio Fund	Dow Jones 80 U.S. Portfolio Fund	Dow Jones 100 U.S. Portfolio Fund
Capital Paid-In
Institutional Shares	$249,860	$249,364	$247,581	$247,585	$9,551,311
Service Class Shares	2,603	7,600	7,299	15,012	27,560
Accumulated Realized Gain (Loss) on Investments and Foreign Currency	(1,080)	(668)	(718)	(927)	(39,141)
Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(4,543)	(6,140)	(7,142)	(8,573)	(319,941)
Undistributed Net Investment Income (Distribution in Excess of Net Investment Income)	—	(54)	764	(239)	34,374

Net Assets	$246,840	$250,102	$247,784	$252,858	$9,254,163

MERCANTILE DOW JONES PORTFOLIO FUNDS

Important Tax Information

(Unaudited)

During the period February 9, 2004 (inception) to July 31, 2004, the distributions paid by the Funds were derived from the following:

	Net Investment Income and Short-Term Capital Gains (taxable as ordinary income)	Long-Term Capital Gains (gains greater than one-year and less than 5-years)	Long- Long Term Capital Gains (greater than 5-years)

Dow Jones 20 U.S. Portfolio Fund	100.0%	0.0%	0.0%

Dow Jones 40 U.S. Portfolio Fund	100.0%	0.0%	0.0%

Dow Jones 60 U.S. Portfolio Fund	0.0%	0.0%	0.0%

Dow Jones 80 U.S. Portfolio Fund	0.0%	0.0%	0.0%

Dow Jones 100 U.S. Portfolio Fund	0.0%	0.0%	0.0%

MERCANTILE DOW JONES PORTFOLIO FUNDS

Shareholder Expenses

July 31, 2004

(Unaudited)

This example can help you compare the investment costs of these funds with those of other mutual funds. A list of investment costs can be found under “Expenses” in the Statement of Operations found on page 21 of this report. The example assumes:

•	Annual Expense ratio of 0.80% for Institutional Shares

•	Annual Expense ratio of 1.30% for Service Shares

•	An investment of $1,000 for the period February 9, 2004 (inception) to July 31, 2004

•	Actual return of fund and a hypothetical annualized return of 5%

•	Reinvestment of all dividends and distributions

Dow Jones 20 U.S. Portfolio Fund

	Aggregate	Cost	Account Value on:		Annual Expense Ratio
	Total Return[1]		February 9, 2004[2]	July 31, 2004
Institutional Shares
cost based on actual return of	(1.07)%	$3.75	$1,000.00	$981.30	0.80%
cost based on a hypothetical return of	2.36%	$3.81	$1,000.00	$1,015.63	0.80%
Service Shares
cost based on actual return of	(1.30)%	$6.06	$1,000.00	$974.00	1.30%
cost based on a hypothetical return of	2.36%	$6.18	$1,000.00	$1,010.63	1.30%

Dow Jones 40 U.S. Portfolio Fund
	Aggregate		Account Value on:		Annual Expense Ratio
	Total Return[1]	Cost	February 9, 2004[2]	July 31, 2004
Institutional Shares
cost based on actual return of	(1.99)%	$3.73	$1,000.00	$972.10	0.80%
cost based on a hypothetical return of	2.36%	$3.81	$1,000.00	$1,015.63	0.80%
Service Shares
cost based on actual return of	(2.23)%	$6.04	$1,000.00	$964.70	1.30%
cost based on a hypothetical return of	2.36%	$6.18	$1,000.00	$1,010.63	1.30%

Dow Jones 60 U.S. Portfolio Fund
	Aggregate		Account Value on:		Annual Expense Ratio
	Total Return[1]	Cost	February 9, 2004[2]	July 31, 2004
Institutional Shares
cost based on actual return of	(2.80)%	$3.71	$1,000.00	$964.00	0.80%
cost based on a hypothetical return of	2.36%	$3.81	$1,000.00	$1,015.63	0.80%
Service Shares
cost based on actual return of	(3.00)%	$6.01	$1,000.00	$957.00	1.30%
cost based on a hypothetical return of	2.36%	$6.18	$1,000.00	$1,010.63	1.30%

Mercantile Dow Jones Portfolio Funds ■ Shareholder Expenses

Dow Jones 80 U.S. Portfolio Fund
	Aggregate		Account Value on:		Annual Expense Ratio
	Total Return[1]	Cost	February 9, 2004[2]	July 31, 2004
Institutional Shares
cost based on actual return of	(3.70)%	$3.70	$1,000.00	$955.00	0.80%
cost based on a hypothetical return of	2.36%	$3.81	$1,000.00	$1,015.63	0.80%
Service Shares
cost based on actual return of	(3.90)%	$5.99	$1,000.00	$948.00	1.30%
cost based on a hypothetical return of	2.36%	$6.18	$1,000.00	$1,010.63	1.30%

Dow Jones 100 U.S. Portfolio Fund
	Aggregate		Account Value on:		Annual Expense Ratio
	Total Return[1]	Cost	February 9, 2004[2]	July 31, 2004
Institutional Shares
cost based on actual return of	(3.30)%	$3.70	$1,000.00	$959.00	0.80%
cost based on a hypothetical return of	2.36%	$3.81	$1,000.00	$1,015.63	0.80%
Service Shares
cost based on actual return of	(3.60)%	$5.99	$1,000.00	$951.00	1.30%
cost based on a hypothetical return of	2.36%	$6.18	$1,000.00	$1,010.63	1.30%

[1]	For the period February 9, 2004 (inception) to July 31, 2004

[2]	Commencement of Operations

Investment Advisor and Administrator

Mercantile Capital Advisors, Inc. Baltimore, MD

Custodian

The Fifth Third Bank Cincinnati, OH

Transfer Agent

DST Systems, Inc. Boston, MA

Distributor

Mercantile Investment Services Boston, MA

For more information

Proxy Voting Policies and Procedures

The company’s proxy voting policies are available, without charge, (i) through the company’s website www.mercdowjonesfunds.com and (ii) by visiting the SEC’s website at http://www.sec.gov.

Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q’s are available on the SEC’s website at www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, DC. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, DC 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

This report is submitted for the general information of the shareholders of the Mercantile Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by current Prospectuses for the funds which contain certain information concerning the fund’s investment policies and expenses as well as other pertinent information.

Shares of the funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by Mercantile-Safe Deposit & Trust Company, its parent company or its affiliates and are not federally insured or guaranteed by the U.S.Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment in the funds involves investment risks, including possible loss of principal.

© 2004 Mercantile Funds

Item 2.	Code of Ethics.

Not required in this filing.

Item 3.	Audit Committee Financial Expert.

Not required in this filing.

Item 4.	Principal Accountant Fees and Services.

Not required in this filing.

Items 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.	Submission of Matters to a Vote of Security Holders.

The Company has not been required to disclose its procedures by which shareholders may recommend nominees to the Board or if it had no procedures, the bases for the Board determining that no procedures were necessary. This Item is, therefore, not applicable.

Item 10.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) At the date of filing this Form N-CSR, there were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 11.	Exhibits.

Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2) accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Funds, Inc.

By

/s/ KEVIN A. MCCREADIE
Kevin A. McCreadie Chief Executive Officer

Date: September 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KEVIN A. MCCREADIE
Kevin A. McCreadie Chief Executive Officer

Date: September 21, 2004

By	/s/ BONNIE C. RAILEY
Bonnie C. Railey Chief Financial Officer

Date: September 21, 2004